Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
ASSETS
Investments in real estate, net	$ 276,196	$ 60,773
Investments in unconsolidated entities	99,494	89,284
Investments in real estate-related securities, at fair value	4,515	877
Intangible assets, net	21,430	7,600
Cash and cash equivalents	4,581	2,968
Restricted cash	942	750
Other assets	9,301	586
Total assets	416,459	162,838
LIABILITIES
Revolving credit facility	89,500	67,700
Mortgage notes payable, net	96,857	0
Due to affiliates	14,082	4,868
Accounts payable, accrued expenses and other liabilities	2,842	1,844
Total liabilities	203,281	74,412
Commitments and contingencies (See Note 14)	0	0
Redeemable common stock, $0.01 par value per share, 6,857,829 and 3,247,457 shares issued and outstanding, respectively	203,532	83,194
EQUITY
Preferred stock, $0.01 par value per share, 100,000,000 shares authorized; 125 shares issued and outstanding ($500.00 per share liquidation preference)	41	41
Additional paid-in capital	24,716	9,276
Accumulated deficit and cumulative distributions	(16,259)	(4,089)
Total stockholders' equity	8,515	5,232
Non-controlling interests in consolidated joint ventures	1,131	0
Total equity	9,646	5,232
Total liabilities, redeemable common stock and equity	416,459	162,838
Class T Common Stock
EQUITY
Common stock	0	0
Class S Common Stock
EQUITY
Common stock	0	0
Class D Common Stock
EQUITY
Common stock	0	0
Class I Common Stock
EQUITY
Common stock	0	0
Class E Common Stock
EQUITY
Common stock	10	0
Class N Common Stock
EQUITY
Common stock	$ 7	$ 4